Summary of Significant Accounting Policies-Promotional Allowances (Details) (Casino operations [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Schedule of Promotional Allowances [Line Items]
Promotional allowances	$ 37,291	$ 33,898	$ 33,076
Lodging [Member]
Schedule of Promotional Allowances [Line Items]
Promotional allowances	12,462	11,582	10,832
Food and Beverage [Member]
Schedule of Promotional Allowances [Line Items]
Promotional allowances	13,166	11,712	11,032
Other [Member]
Schedule of Promotional Allowances [Line Items]
Promotional allowances	$ 11,663	$ 10,604	$ 11,212